Property and Equipment, Net	12 Months Ended
Jun. 30, 2021
Property, Plant and Equipment [Abstract]
Property and equipment, net

Note 4 – Property and equipment, net

Property and equipment consist of the following:

	June 30, 2021	June 30, 2020

Leasehold improvement	$117,837	$117,837
Less: accumulated depreciation	(35,972)	(9,516)
Total	$81,865	$108,321

Depreciation expense for the years ended June 30, 2021, 2020 and 2019, amounted to $26,456, $9,516 and nil, respectively.